Related Party Transactions - Schedule of Related Party Balances (Parenthetical) (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Shaanxi Juntai [Member] USD ($)	Dec. 31, 2013 Shaanxi Juntai [Member] CNY	Dec. 31, 2012 Shaanxi Juntai [Member] CNY
Related Party Transaction [Line Items]
Due to related parties - noncurrent	$ 4,432	26,828	26,828	$ 3,188	19,301	19,301